Transactions with Related Parties - Summary of charged by our related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commissions [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 289,347	$ 435,000
Supervision Fees [Member]
Related Party Transaction [Line Items]
Due from Related Parties	236,521	210,970
Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	5,831,900	5,599,351	$ 5,730,910
Brokerage Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,867,100	1,799,209	1,788,543
Superintendent Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	117,000	38,000	104,000
Crew Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	948,750	912,500	862,500
Net Loss On Sale Of Vessels [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	81,000	54,000	109,000
Impairment Loss [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			0
Impairment Loss [Member] | Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	125,000	0
Executive Compensation [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,028,386	994,840	1,118,491
Rental Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 97,726	$ 90,121	$ 87,192